Basis of preparation (Policies)	9 Months Ended
Apr. 30, 2025
Basis of preparation [Abstract]
Statement of compliance
(a)	Statement of compliance

These unaudited condensed consolidated interim financial statements have been prepared on a going concern basis in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and in accordance with the instructions in  Article 10 of Regulation S-X promulgated by the U.S. Securities and Exchange Commission (the “SEC”), effective for the nine months ended April 30, 2025.

Certain information or footnote disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying condensed consolidated interim financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited condensed consolidated interim financial statements should be read in conjunction with the Company’s audited consolidated financial statements for the year ended July 31, 2024. The interim period results do not necessary indicate the results that may be expected for any other interim period or for the full fiscal year.

These unaudited condensed consolidated interim financial statements have been prepared on a historical cost basis. In addition, these condensed consolidated interim financial statements have been prepared using the accrual basis of accounting, except for the cash flow information.

Going concern
(b)	Going concern

These unaudited condensed consolidated interim financial statements have been prepared on the basis of accounting principles applicable to a going concern, which assume that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of operations. As at April 30, 2025, the Company has a working capital deficit and incurred negative cash flows and losses since inception. The Company’s ability to continue its operations, realize its assets at their carrying values and discharge its liabilities is dependent upon its ability to raise adequate financing from external sources and generate profits and positive cash flows from operations.

The Company will require additional capital to fund its operations, to evaluate strategic opportunities, and for working capital purposes. However, there is no assurance that the Company will be able to secure such financing on favourable terms.  These matters raise substantial doubt regarding the Company’s ability to continue as a going concern.  These unaudited condensed consolidated interim financial statements do not include any adjustments to the amount and classification of assets and liabilities that may be necessary should the Company not continue as a going concern. Such adjustments could be material.

Basis of consolidation
(c)	Basis of consolidation

These unaudited condensed consolidated interim financial statements include the accounts of the Company and entities controlled by the Company.  Control exists when the Company has the power, directly or indirectly, to govern the financial and operating policies of an entity so as to obtain benefits from its activities. All intercompany balances and transactions, income and expenses have been eliminated upon consolidation.

As of April 30, 2025, the Company’s subsidiaries were:

Name of subsidiary	Place of incorporation	Ownership
Devv Holdings	Vancouver, British Columbia	100%
Devvstream, Inc. (“DESG”)	Delaware, USA	100%
DevvESG Streaming Finco Ltd (“Finco”)	British Columbia, Canada	100%

On November 10, 2022, the Company made an investment into Marmota Solutions Incorporated (“Marmota”). On the date of the initial investment, the Company owned 50% of Marmota and accounted for the investment as an equity investment.  On October 16, 2023, the Company reduced its interest in Marmota to 10% by returning common shares to Marmota for cancellation in consideration of $19.

On November 6, 2024, the Company made an investment into Monroe Sequestration Partners, LLC (“MSP”). The Company owns 50% of MSP and accounted for the investment as an equity investment.

Variable interest entities ("VIE")
(d)	Variable interest entities (“VIE”)

A VIE is an entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to control the entity’s activities or do not substantially participate in the gains and losses of the entity. Upon inception of a contractual agreement, and thereafter, if a reconsideration event occurs, the Company performs an assessment to determine whether the arrangement contains a variable interest in an entity and whether that entity is a VIE. The primary beneficiary of a VIE is the party that has both the power to direct the activities that most significantly impact the VIE’s economic performance and the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE. Where the Company concludes that it is the primary beneficiary of a VIE, the Company consolidates the accounts of that VIE.

Functional and presentation currencies
(e)	Functional and presentation currencies

Effective August 1, 2024, the Company reassessed its functional currency and the functional currency of its subsidiaries due to changes in underlying transactions, events, and conditions. As a result of this reassessment, the Company determined that its functional currency changed from the Canadian dollar (“CAD$”) to the United States dollar (“US$”) for Devv Holdings and DESG. Finco’s functional currency remained CAD$. This change aligns with the business’s future focus and the effective date of the Devv Corp.’s Form S-4 Registration Statement with the SEC, a crucial part of the De-SPAC transaction closing.  The change in functional currency was accounted for prospectively from August 1, 2024, with no impact on prior year comparative information. Upon the change in functional currency on August 1, 2024, 1,220,668 of the Company’s warrants which had strike prices denominated in CAD$ were reclassified as warrant liabilities (Note 11). Determining the functional currency involved significant judgments to assess the primary economic environment in which the Company operates, including factors such as the currency of underlying transactions, the location of key operations, and the currency of expected cash flows.

The Company’s presentation currency is and continues to be the United States dollar.

Use of estimates and judgments
(f)	Use of estimates and judgments

In preparing these condensed consolidated interim financial statements, management has made judgements, estimates and assumptions that affect the applicability of the Company’s accounting policies.  In preparing these condensed consolidated interim financial statements, the significant estimates and critical judgments were the same as those applied to the audited consolidated financial statements as at and for the year ended July 31, 2024, other than the below:

Critical Judgements

Investment in Associate

In October 2024, the Company acquired a 50% voting interest in MSP. Even though the Company holds 50% of the voting interest, it does not consider that it controls MSP. This is because the remaining 50% is held by one party and its affiliates and the operating agreement of MSP dictates that the other shareholder shall manage the affairs of MSP. The Company considers that it has significant influence over MSP based on its share of ownership, and accounts for the investment for using the equity method of accounting.

Significant Estimates

Warrant Liabilities

Warrant liabilities are measured at fair value. Warrants are measured using the Black-Scholes option pricing model.  The Black-Scholes option pricing model utilizes subjective assumptions such as fair value of the underlying share, expected price volatility, and expected life.  Changes in these input assumptions can significantly affect the fair value estimate.

Stock Option Liabilities

Stock option liabilities are measured at fair value. Stock options are measured using the Black-Scholes option pricing model.  The Black-Scholes option pricing model utilizes subjective assumptions such as fair value of the underlying share, expected price volatility, and expected life.  Changes in these input assumptions can significantly affect the fair value estimate.

Fair value of consideration in De-SPAC transaction

The fair value of consideration to acquire the Company in the De-SPAC transaction comprised of common shares and replacement warrants.  The share price of Devv Holdings as at the date of issuance is a significant estimate. In determining the estimate, management considered recent financings and the trading prices of the entities. The replacement warrants were valued using the Black-Scholes option pricing model which utilizes subjective assumptions such as fair value of the underlying share, expected price volatility, expected life and estimated forfeitures.